Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Related Party Transaction [Line Items]
Interest expense-Deposits	₨ (192.9)	$ (2.8)	₨ (175.5)	₨ (173.4)
Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	17,388.0	251.4	17,556.2	12,430.9
Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	1,901.7	27.5	1,529.7	37.2
Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(7,680.0)	(111.0)	(6,298.7)	(4,987.9)
Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(37.3)	$ (0.5)	(27.4)	(33.0)
Principal Owner
Related Party Transaction [Line Items]
Interest expense-Deposits	(54.9)		(59.6)	(55.7)
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	2,829.7		2,642.7	2,074.5
Principal Owner | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	352.0		132.8	0.0
Principal Owner | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(4,838.3)		(4,031.9)	(3,405.7)
Principal Owner | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(31.2)		(19.8)	(25.3)
Others
Related Party Transaction [Line Items]
Interest expense-Deposits	(138.0)		(115.9)	(117.7)
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	14,558.3		14,913.5	10,356.4
Others | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	1,549.7		1,396.9	37.2
Others | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(2,841.7)		(2,266.8)	(1,582.2)
Others | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ (6.1)		₨ (7.6)	₨ (7.7)